FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Current assets	$ 15,418	$ 14,493
Non-current assets	48,801	40,253
Total assets	64,219	54,746
Liabilities
Current liabilities	13,912	12,133
Non-current liabilities	37,307	31,276
Total liabilities	51,219	43,409
Interest of others in operating subsidiaries	8,722	7,845
Net investment to the partnership	4,278	3,492
USD
Assets
Current assets	5,784	5,357
Non-current assets	19,698	19,077
Total assets	25,482	24,434
Liabilities
Current liabilities	4,801	4,034
Non-current liabilities	21,328	21,362
Total liabilities	26,129	25,396
Interest of others in operating subsidiaries	874	292
Net investment to the partnership	(1,521)	(1,254)
AUD
Assets
Current assets	1,181	922
Non-current assets	5,384	5,423
Total assets	6,565	6,345
Liabilities
Current liabilities	1,283	1,141
Non-current liabilities	3,226	3,327
Total liabilities	4,509	4,468
Interest of others in operating subsidiaries	887	924
Net investment to the partnership	1,169	953
GBP
Assets
Current assets	2,260	1,916
Non-current assets	1,726	1,717
Total assets	3,986	3,633
Liabilities
Current liabilities	3,005	2,491
Non-current liabilities	555	544
Total liabilities	3,560	3,035
Interest of others in operating subsidiaries	178	332
Net investment to the partnership	248	266
CAD
Assets
Current assets	1,300	1,501
Non-current assets	6,692	6,405
Total assets	7,992	7,906
Liabilities
Current liabilities	1,470	1,130
Non-current liabilities	3,220	2,648
Total liabilities	4,690	3,778
Interest of others in operating subsidiaries	1,815	2,844
Net investment to the partnership	1,487	1,284
EUR
Assets
Current assets	2,167	1,179
Non-current assets	8,210	1,559
Total assets	10,377	2,738
Liabilities
Current liabilities	1,543	1,062
Non-current liabilities	5,901	705
Total liabilities	7,444	1,767
Interest of others in operating subsidiaries	2,051	548
Net investment to the partnership	882	423
BRL
Assets
Current assets	771	893
Non-current assets	4,011	3,064
Total assets	4,782	3,957
Liabilities
Current liabilities	657	573
Non-current liabilities	2,519	2,037
Total liabilities	3,176	2,610
Interest of others in operating subsidiaries	1,086	948
Net investment to the partnership	520	399
INR
Assets
Current assets	509	603
Non-current assets	1,265	1,632
Total assets	1,774	2,235
Liabilities
Current liabilities	557	637
Non-current liabilities	264	405
Total liabilities	821	1,042
Interest of others in operating subsidiaries	553	717
Net investment to the partnership	400	476
Other
Assets
Current assets	1,446	2,122
Non-current assets	1,815	1,376
Total assets	3,261	3,498
Liabilities
Current liabilities	596	1,065
Non-current liabilities	294	248
Total liabilities	890	1,313
Interest of others in operating subsidiaries	1,278	1,240
Net investment to the partnership	$ 1,093	$ 945